Lease Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Lease Liabilities	Lease liabilities
The evolution of lease liabilities in 2020 and 2019 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2019	7,226
Additions	1,969
Principal and interests payments	(1,761)
Principal payments (Note 28)	(1,787)
Interests payments (Note 28)	(179)
Minus: Payments of companies held for sale	205
Disposals	(387)
Exclusion of companies	—
Accrued interests (1)	178
Translation differences and hyperinflation adjustments	(766)
Transfers and others	(1,165)
Balance at 12/31/2020	5,294
(1) Total accrued interests in 2020 amounted to 193 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 19).

Millions of euros	Lease liabilities
Balance at 12/31/2018	—
First application impacts due to accounting changes IFRS16 (Note 2)	7,705
Balance at 01/01/2019	7,705
Additions	1,474
Principal and interests payments	(1,654)
Principal payments (Note 28)	(1,518)
Interests payments (Note 28)	(185)
Minus: Payments of companies held for sale and sold companies during 2019	49
Disposals	(261)
Exclusion of companies	(121)
Accrued interests (1)	199
Translation differences and hyperinflation adjustments	23
Transfers and others	(139)
Balance at 12/31/2019	7,226
(1) Total accrued interests in 2019 amounted to 213 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 19).

"Additions" includes fixed asset sale and leaseback transactions, which amounted to 53 million euros in 2020 (190 million euros in 2019, see Note 2). The gain recorded in 2020 for sale and leaseback transactions amounts to 79 million euros (313 million euros in 2019).

"Transfers and others" in 2020 includes the reclassification of lease liabilities of Telefónica UK and the divisions of telecommunications towers of Telxius amounting to 637 million euros and 570 million euros, respectively, to "Non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
"Transfers and others" in 2019 included the transfer to "Liabilities associated with non-current assets and disposal groups held for sale" of the lease liabilities of Telefónica de Costa Rica which amounted to 127 million euros (see Note 30).
“Exclusion of companies” in 2019 corresponded to the sale of Telefonía Celular de Nicaragua and Telefónica Móviles Panamá amounting to 74 and 47 million euros, respectively.
There are commitments for leases not started at December 31, 2020 amounting to 181 million euros (63 million euros at December 31, 2019).

The maturity schedule of lease liabilities at December 31, 2020 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2021	2022	2023	2024	2025	Subsequent years	Non-current total	Total
Lease liabilities	1,330	1,052	935	747	569	1,346	4,649	5,979